Intangible assets	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets

5. Intangible assets

Intangible assets subject to amortization consist of the following at March 31:

	March 31,	March 31,
	2021	2020
	$	$
Intangible assets subject to amortization:
Music catalogs (publishing and recorded)	457,662,303	335,137,807
Artist management contracts	995,464	925,398
Gross intangible assets	458,657,767	336,063,205
Accumulated amortization	(65,419,757)	(50,954,097)
Intangible assets, net	393,238,010	285,109,108

Amortization expense totaled $13,906,199 in 2021 and $8,250,305 in 2020. The expected amortization expense of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

$
2022	14,864,256
2023	14,864,256
2024	14,864,256
2025	14,864,256
2026	14,864,256
Thereafter	318,916,730
Total	393,238,010